UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 136.36%
Accommodation - 0.54%
Penn National Gaming, Inc. (a)	24,819	$660,434

Administrative and Support Services - 2.60%
Alliance Data Systems Corp.	8,942	2,154,664
ManpowerGroup, Inc.	3,453	409,042
TriNet Group, Inc. (a)	13,491	636,371
		3,200,077
Ambulatory Health Care Services - 0.96%
Laboratory Corp. of America Holdings (a)	6,863	1,185,240

Amusement, Gambling, and Recreation Industries - 1.25%
Las Vegas Sands Corp.	11,852	862,944
Wynn Resorts Ltd.	4,030	675,025
		1,537,969
Broadcasting (except Internet) - 2.25%
Comcast Corp. - Class A	37,650	1,363,307
Walt Disney Co.	13,665	1,409,681
		2,772,988
Building Material and Garden Equipment - 2.59%
Home Depot, Inc.	10,470	1,908,367
Lowe's Companies, Inc.	14,334	1,284,183
		3,192,550
Chemical Manufacturing - 9.40%
AbbVie, Inc.	32,262	3,736,907
Celgene Corp. (a)	20,728	1,805,823
CF Industries Holdings, Inc.	19,910	821,088
Emergent BioSolutions, Inc. (a)	15,868	788,640
Huntsman Corp.	26,060	840,956
Myriad Genetics, Inc. (a)	20,106	651,837
Pfizer, Inc.	57,580	2,090,730
Vertex Pharmaceuticals, Inc. (a)	5,049	838,285
		11,574,266
Computer and Electronic Product Manufacturing - 13.03%
Alphabet, Inc. - Class C (a)	1,614	1,783,034
Apple, Inc.	18,138	3,230,741
Ciena Corp. (a)	56,410	1,307,020
Cisco Systems, Inc.	31,672	1,418,272
Lam Research Corp.	9,197	1,764,536
Micron Technology, Inc. (a)	41,096	2,005,896
NetApp, Inc.	25,395	1,537,667
ON Semiconductor Corp. (a)	83,586	1,999,377
Western Digital Corp.	11,552	1,005,486
		16,052,029
Construction of Buildings - 1.27%
KB Home	18,812	522,033
PulteGroup, Inc.	19,022	533,948
Toll Brothers, Inc.	11,657	510,926
		1,566,907
Credit Intermediation and Related Activities - 13.99%
Bank of America Corp.	98,918	3,175,268
Bank of New York Mellon Corp.	28,184	1,607,334
Capital One Financial Corp.	15,525	1,520,363
Citigroup, Inc.	38,835	2,931,654
Citizens Financial Group, Inc.	11,928	518,749
Fifth Third Bancorp.	23,134	764,579
JPMorgan Chase & Co.	29,948	3,458,993
Regions Financial Corp.	24,929	483,872
State Street Corp.	14,659	1,556,053
SunTrust Banks, Inc.	5,548	387,472
Wells Fargo & Co.	14,513	847,704
		17,252,041
Electronics and Appliance Stores - 1.40%
Best Buy Company, Inc.	23,812	1,724,941

Fabricated Metal Product Manufacturing - 0.60%
Rexnord Corp. (a)	25,690	744,496

Food Manufacturing - 4.75%
Archer-Daniels-Midland Co.	37,728	1,566,467
General Mills, Inc.	30,555	1,544,555
Hershey Co.	15,524	1,525,388
Tyson Foods, Inc. - Class A	16,403	1,220,055
		5,856,465

General Merchandise Stores - 2.36%
Big Lots, Inc.	16,044	901,673
Wal-Mart Stores, Inc.	22,230	2,000,922
		2,902,595
Health and Personal Care Stores - 3.70%
CVS Health Corp.	20,510	1,389,142
Express Scripts Holding Co. (a)	21,904	1,652,658
McKesson Corp.	10,245	1,528,861
		4,570,661
Heavy and Civil Engineering Construction - 0.50%
KBR, Inc.	40,505	613,246

Insurance Carriers and Related Activities - 6.95%
Aflac, Inc.	10,577	940,084
Centene Corp. (a)	11,523	1,168,663
CNO Financial Group, Inc.	38,145	859,788
First American Financial Corp.	15,196	881,824
Humana, Inc.	5,339	1,451,247
Lincoln National Corp.	12,503	952,354
Torchmark Corp.	10,504	896,726
UnitedHealth Group, Inc.	6,226	1,408,072
		8,558,758
Leather and Allied Product Manufacturing - 0.44%
Deckers Outdoor Corp. (a)	5,795	548,091

Machinery Manufacturing - 4.05%
Applied Materials, Inc.	20,028	1,153,413
Caterpillar, Inc.	20,091	3,106,671
SPX FLOW, Inc. (a)	14,834	723,306
		4,983,390
Management of Companies and Enterprises - 0.75%
AES Corp.	85,409	928,396

Merchant Wholesalers, Durable Goods - 1.14%
Builders FirstSource, Inc. (a)	30,596	586,831
WestRock Co.	12,357	812,596
		1,399,427
Merchant Wholesalers, Nondurable Goods - 1.93%
AmerisourceBergen Corp.	11,349	1,079,971
Nu Skin Enterprises, Inc. - Class A	18,488	1,301,556
		2,381,527
Mining (except Oil and Gas) - 0.86%
Freeport-McMoRan, Inc. - Class B (a)	57,231	1,064,497

Miscellaneous Manufacturing - 1.68%
Dover Corp.	8,917	892,592
Estee Lauder Companies, Inc. - Class A	8,561	1,185,185
		2,077,777
Motion Picture and Sound Recording Industries - 1.65%
Netflix, Inc. (a)	6,971	2,031,210

Nonstore Retailers - 2.38%
Amazon.com, Inc. (a)	1,328	2,008,534
WW Grainger, Inc.	3,524	921,702
		2,930,236
Oil and Gas Extraction - 1.06%
Phillips 66	14,390	1,300,424

Other Information Services - 3.34%
Facebook, Inc. - Class A (a)	11,410	2,034,631
Yelp, Inc. - Class A (a)	47,912	2,087,047
		4,121,678
Performing Arts, Spectator Sports, and Related Industries - 1.17%
Viacom, Inc. - Class B	43,270	1,442,622

Personal and Laundry Services - 0.66%
Weight Watchers International, Inc. (a)(b)	12,100	818,202

Petroleum and Coal Products Manufacturing - 6.33%
Chevron Corp.	9,186	1,028,097
CVR Energy, Inc. (b)(c)	38,305	1,134,594
Exxon Mobil Corp. (b)	15,440	1,169,426
HollyFrontier Corp.	34,495	1,477,421
Marathon Petroleum Corp.	23,335	1,494,839
Valero Energy Corp.	16,416	1,484,335
		7,788,712
Primary Metal Manufacturing - 1.40%
Alcoa Corp. (a)	18,880	849,034
United States Steel Corp.	20,169	877,553
		1,726,587

Professional, Scientific, and Technical Services - 11.29%
Amgen, Inc.	19,082	3,506,699
Aspen Technology, Inc. (a)	26,561	2,052,634
CACI International, Inc. - Class A (a)	6,854	1,021,589
Cognizant Technology Solutions Corp. - Class A	19,887	1,631,132
eBay, Inc. (a)	36,465	1,562,890
F5 Networks, Inc. (a)	9,345	1,387,919
Insperity, Inc.	7,674	501,112
VMware, Inc. - Class A (a)(b)	17,063	2,248,050
		13,912,025
Publishing Industries (except Internet) - 6.84%
Citrix Systems, Inc. (a)	21,517	1,979,564
Fortinet, Inc. (a)	41,950	2,117,217
Microsoft Corp.	24,707	2,316,775
Oracle Corp.	39,700	2,011,599
		8,425,155
Rail Transportation - 0.94%
Norfolk Southern Corp.	8,310	1,155,755

Real Estate - 1.86%
CBRE Group, Inc. - Class A (a)	15,160	708,730
HFF, Inc. - Class A	7,429	339,208
Jones Lang LaSalle, Inc.	4,494	721,781
Realogy Holdings Corp.	19,924	509,058
		2,278,777
Rental and Leasing Services - 1.74%
Synchrony Financial	41,840	1,522,558
United Rentals, Inc. (a)	3,641	637,503
		2,160,061
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.50%
Legg Mason, Inc.	39,053	1,558,605
Morgan Stanley	27,185	1,522,904
		3,081,509
Support Activities for Transportation - 0.98%
XPO Logistics, Inc. (a)	12,393	1,219,842

Telecommunications - 2.41%
AT&T, Inc.	81,931	2,974,095

Transportation Equipment Manufacturing - 5.47%
Allison Transmission Holdings, Inc.	14,308	567,026
Boeing Co.	10,662	3,861,883
Ford Motor Co.	74,290	788,217
Lear Corp.	4,576	853,744
Meritor, Inc. (a)	27,512	674,044
		6,744,914
Truck Transportation - 0.98%
Werner Enterprises, Inc.	32,258	1,201,611

Utilities - 3.03%
CenterPoint Energy, Inc.	34,076	921,756
Exelon Corp.	24,511	907,887
National Fuel Gas Co.	20,548	1,015,688
PNM Resources, Inc.	25,221	887,779
		3,733,110
Water Transportation - 0.63%
Royal Caribbean Cruises Ltd. (d)	6,135	776,691

Wood Product Manufacturing - 0.71%
Louisiana-Pacific Corp.	30,496	869,136

TOTAL COMMON STOCKS (Cost $138,445,068)		168,041,120

REAL ESTATE INVESTMENT TRUSTS* - 2.95%
First Industrial Realty Trust, Inc.	18,853	528,450
Park Hotels & Resorts, Inc.	20,914	543,555
Pebblebrook Hotel Trust	10,962	372,818
Piedmont Office Realty Trust, Inc. - Class A	31,013	556,993
PotlatchDeltic Corp.	12,221	625,104
Prologis, Inc.	6,528	396,119
Xenia Hotels & Resorts, Inc.	31,139	612,504
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,681,369)		3,635,543

Investments Purchased with Proceeds from Securities Lending - 0.97%
Money Market Fund - 0.97%
First American Government Obligations Fund, Class Y, 0.980% (b)(e)	1,194,512	1,194,512
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 1,194,512)		1,194,512

SHORT-TERM INVESTMENTS - 0.03%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.260% (b)(e)	42,942	42,942
TOTAL SHORT-TERM INVESTMENTS (Cost $42,942)		42,942

Total Investments (Cost $143,363,891) - 140.31%		172,914,117
Liabilities in Excess of Other Assets - (40.31)%		(49,677,991)
TOTAL NET ASSETS - 100.00%		$123,236,126

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $168,244,370 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	All or a portion of security is out on loan.
(d)	Foreign issued security.
(e)	Seven day yield as of February 28, 2018.

Abbreviations:
Ltd.	Limited Liability Company.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (46.19)%
COMMON STOCKS (44.73)%
Accommodation - (0.17)%
Caesars Entertainment Corp.	(16,650)	$(211,455)
Administrative and Support Services - (2.15)%
ABM Industries, Inc.	(4,348)	(152,876)
Conduent, Inc.	(31,470)	(594,782)
Gartner, Inc.	(4,633)	(525,429)
IHS Markit Ltd. (a)	(2,836)	(133,434)
ILG, Inc.	(7,289)	(221,294)
Teladoc, Inc.	(10,420)	(417,842)
TripAdvisor, Inc.	(15,048)	(603,124)
		(2,648,781)
Air Transportation - (0.23)%
Spirit Airlines, Inc.	(7,180)	(286,051)
Ambulatory Health Care Services - (0.97)%
Envision Healthcare Corp.	(10,662)	(410,487)
Loxo Oncology, Inc.	(4,010)	(445,992)
Spark Therapeutics, Inc.	(5,850)	(334,035)
		(1,190,514)
Amusement, Gambling, and Recreation Industries - (0.17)%
Planet Fitness, Inc. - Class A	(5,740)	(212,265)
Apparel Manufacturing - (0.26)%
Cintas Corp.	(790)	(134,821)
Under Armour, Inc. - Class C	(11,890)	(178,945)
		(313,766)
Beverage and Tobacco Product Manufacturing - (0.41)%
Philip Morris International, Inc.	(4,857)	(502,942)
Broadcasting (except Internet) - (0.96)%
Cable One, Inc.	(471)	(320,732)
DISH Network Corp. - Class A	(12,889)	(537,343)
Madison Square Garden Co. - Class A	(1,337)	(326,495)
		(1,184,570)
Chemical Manufacturing - (3.53)%
ACADIA Pharmaceuticals, Inc.	(12,508)	(311,637)
Agios Pharmaceuticals, Inc.	(5,931)	(476,792)
Albemarle Corp.	(2,061)	(206,986)
Avexis, Inc.	(4,290)	(530,801)
Clovis Oncology, Inc.	(6,580)	(382,101)
Coty, Inc. - Class A	(23,245)	(449,093)
DowDuPont, Inc.	(3,038)	(213,571)
Incyte Corp.	(2,617)	(222,864)
International Flavors & Fragrances, Inc.	(1,493)	(210,886)
Medicines Co.	(9,770)	(299,157)
NewMarket Corp.	(576)	(240,716)
Pacira Pharmaceuticals, Inc.	(4,909)	(153,652)
Seattle Genetics, Inc.	(4,205)	(227,070)
TESARO, Inc.	(3,751)	(207,168)
Ultragenyx Pharmaceutical, Inc.	(4,850)	(231,879)
		(4,364,373)
Computer and Electronic Product Manufacturing - (5.45)%
Advanced Micro Devices, Inc.	(41,450)	(501,960)
Analog Devices, Inc.	(5,210)	(469,682)
Cubic Corp.	(4,435)	(272,309)
DexCom, Inc.	(6,860)	(385,120)
Fortive Corp.	(3,562)	(273,562)
Hologic, Inc.	(8,702)	(337,899)
Infinera Corp.	(56,094)	(558,135)
Inphi Corp.	(13,176)	(365,634)
Integra LifeSciences Holdings Corp.	(7,100)	(374,383)
Johnson Controls International PLC (a)	(7,195)	(265,280)
Lumentum Holdings, Inc.	(9,032)	(550,952)
MACOM Technology Solutions Holdings, Inc.	(13,230)	(282,328)
MaxLinear, Inc.	(16,510)	(375,272)
Mercury Systems, Inc.	(7,413)	(340,776)
Monolithic Power Systems, Inc.	(2,347)	(274,740)
Pure Storage, Inc. - Class A	(25,494)	(552,455)
Sanmina Corp.	(19,710)	(543,010)
		(6,723,497)
Couriers and Messengers - (0.25)%
United Parcel Service, Inc. - Class B	(2,897)	(302,476)
Credit Intermediation and Related Activities - (2.97)%
Bank of Hawaii Corp.	(4,160)	(341,162)
CenterState Bank Corp.	(7,550)	(205,662)
First Republic Bank	(6,175)	(573,039)
Flagstar Bancorp, Inc.	(6,010)	(211,913)
Home BancShares, Inc.	(14,015)	(322,205)
Pinnacle Financial Partners, Inc.	(6,652)	(429,387)
Signature Bank	(4,841)	(707,705)
SLM Corp.	(38,649)	(421,661)
Sterling Bancorp	(19,408)	(451,236)
		(3,663,970)
Data Processing, Hosting and Related Services - (0.11)%
Verisk Analytics, Inc.	(1,303)	(133,154)
Electrical Equipment, Appliance, and Component Manufacturing - (0.39)%
iRobot Corp.	(1,727)	(117,350)
Spectrum Brands Holdings, Inc.	(3,698)	(365,030)
		(482,380)

Food Manufacturing - (1.36)%
Hain Celestial Group, Inc.	(12,162)	(422,994)
Kraft Heinz Co.	(5,874)	(393,852)
McCormick & Company, Inc.	(4,370)	(466,629)
TreeHouse Foods, Inc.	(10,320)	(392,366)
		(1,675,841)
Food Services and Drinking Places - (1.36)%
Casey's General Stores, Inc.	(3,870)	(434,640)
Cheesecake Factory, Inc.	(4,300)	(199,907)
Chipotle Mexican Grill, Inc.	(730)	(232,439)
Domino's Pizza, Inc.	(973)	(216,405)
Wayfair, Inc. - Class A	(7,706)	(596,599)
		(1,679,990)
Furniture and Home Furnishings Stores - (0.37)%
Bed Bath & Beyond, Inc.	(21,150)	(453,456)
General Merchandise Stores - (0.36)%
PriceSmart, Inc.	(5,672)	(446,670)
Insurance Carriers and Related Activities - (1.01)%
American International Group, Inc.	(3,886)	(222,823)
Arch Capital Group Ltd. (a)	(2,996)	(264,367)
Aspen Insurance Holdings Ltd. (a)	(7,553)	(274,930)
Chubb Ltd. (a)	(1,820)	(258,294)
Willis Towers Watson PLC (a)	(1,385)	(218,692)
		(1,239,106)
Leather and Allied Product Manufacturing - (0.15)%
Tapestry, Inc.	(3,630)	(184,803)
Machinery Manufacturing - (0.93)%
AAON, Inc.	(8,087)	(297,197)
Flowserve Corp.	(6,340)	(268,499)
General Electric Co.	(19,166)	(270,432)
Middleby Corp.	(2,520)	(303,030)
		(1,139,158)
Management of Companies and Enterprises - (0.54)%
Ameris Bancorp.	(4,053)	(215,417)
ServisFirst Bancshares, Inc.	(5,163)	(207,346)
Simmons First National Corp. - Class A	(8,440)	(240,118)
		(662,881)
Merchant Wholesalers, Durable Goods - (0.24)%
HD Supply Holdings, Inc.	(8,115)	(294,169)
Merchant Wholesalers, Nondurable Goods - (0.72)%
Acuity Brands, Inc.	(1,830)	(260,921)
Global Blood Therapeutics, Inc.	(5,860)	(343,689)
Univar, Inc.	(9,966)	(287,121)
		(891,731)
Mining (except Oil and Gas) - (0.52)%
Martin Marietta Materials, Inc.	(970)	(197,812)
Summit Materials, Inc. - Class A	(7,050)	(222,992)
Vulcan Materials Co.	(1,918)	(225,806)
		(646,610)
Miscellaneous Manufacturing - (1.24)%
Boston Scientific Corp.	(13,547)	(369,292))
DENTSPLY SIRONA, Inc.	(5,858)	(328,399))
Mattel, Inc.	(10,100)	(160,590))
Nevro Corp.	(3,926)	(318,477))
Stryker Corp.	(2,252)	(365,184))
		(1,541,942))
Motion Picture and Sound Recording Industries - (0.24)%
Cinemark Holdings, Inc.	(7,040)	(299,622)
Motor Vehicle and Parts Dealers - (0.81)%
Advance Auto Parts, Inc.	(3,949)	(451,173)
Cars.com, Inc.	(19,530)	(534,927)
		(986,100)
Nonmetallic Mineral Product Manufacturing - (0.16)%
Eagle Materials, Inc.	(1,910)	(191,439)
Nonstore Retailers - (0.32)%
Liberty Expedia Holdings, Inc. - Class A	(10,040)	(394,170)
Oil and Gas Extraction - (1.31)%
Callon Petroleum Co.	(31,130)	(329,044)
Extraction Oil & Gas, Inc.	(24,516)	(296,153)
Jagged Peak Energy, Inc.	(25,180)	(309,714)
Parsley Energy, Inc. - Class A	(12,876)	(325,505)
RSP Permian, Inc.	(9,040)	(346,323)
		(1,606,739)
Other Information Services - (0.49)%
Box, Inc. - Class A	(25,060)	(602,944)
Petroleum and Coal Products Manufacturing - (0.19)%
Valvoline, Inc.	(9,967)	(228,344)
Pipeline Transportation - (0.76)%
New Jersey Resources Corp.	(7,486)	(285,217)
South Jersey Industries, Inc.	(8,790)	(230,386)
Targa Resources Corp.	(9,737)	(434,757)
		(950,360)
Plastics and Rubber Products Manufacturing - (0.33)%
Cooper Tire & Rubber Co.	(8,511)	(266,820)
Newell Brands, Inc.	(5,355)	(137,570)
		(404,390)
Primary Metal Manufacturing - (0.41)%
Finisar Corp.	(28,256)	(508,608)
Printing and Related Support Activities - (0.26)%
Centennial Resource Development, Inc. - Class A	(16,980)	(323,978)
Professional, Scientific, and Technical Services - (2.55)%
2U, Inc.	(7,150)	(591,877)
Cloudera, Inc.	(32,864)	(626,060)
Diebold Nixdorf, Inc.	(28,469)	(446,963)
Macquarie Infrastructure Corp.	(6,819)	(276,170)
MuleSoft, Inc. - Class A	(19,956)	(616,241)
Trade Desk, Inc. - Class A	(10,440)	(587,354)
		(3,144,665)

Publishing Industries (except Internet) - (2.53)%
Autodesk, Inc.	(5,340)	(627,290)
Cornerstone OnDemand, Inc.	(15,081)	(618,321)
Coupa Software, Inc.	(13,118)	(585,063)
Twilio, Inc. - Class A	(19,221)	(656,588)
Ultimate Software Group, Inc.	(2,623)	(625,481)
		(3,112,743)
Rental and Leasing Services - (0.42)%
Aircastle Ltd. (a)	(13,183)	(256,805)
Triton International Ltd. - Class A (a)	(9,061)	(258,420)
		(515,225)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.87)%
CBOE Global Markets, Inc.	(3,883)	(434,935)
Charles Schwab Corp.	(8,573)	(454,540)
Enstar Group Ltd. (a)	(1,350)	(267,300)
Financial Engines, Inc.	(15,567)	(521,495)
Moody's Corp.	(2,830)	(472,270)
Syneos Health, Inc. - Class A	(10,991)	(460,523)
TD Ameritrade Holding Corp.	(8,580)	(493,350)
Virtu Financial, Inc. - Class A	(14,442)	(428,927)
		(3,533,340)
Sporting Goods, Hobby, Musical Instrument, and Book Stores - (0.33)%
Dick's Sporting Goods, Inc.	(12,820)	(410,496)
Support Activities for Mining - (0.22)%
Patterson-UTI Energy, Inc.	(15,215)	(274,935)
Support Activities for Transportation - (0.32)%
Expedia, Inc.	(3,702)	(389,339)
Telecommunications - (1.28)%
8x8, Inc.	(32,200)	(587,650)
CenturyLink, Inc.	(20,910)	(369,480)
Sprint Corp.	(51,511)	(267,342)
Zayo Group Holdings, Inc.	(9,820)	(352,047)
		(1,576,519)
Transportation Equipment Manufacturing - (0.70)%
REV Group, Inc.	(11,109)	(299,943)
Tesla, Inc.	(806)	(276,506)
Wabtec Corp.	(3,446)	(280,298)
		(856,747)
Truck Transportation - (0.28)%
Knight-Swift Transportation Holdings, Inc. - Class A	(7,150)	(344,344)
Utilities - (1.13)%
Cheniere Energy, Inc.	(6,228)	(327,094)
Dominion Energy, Inc.	(4,135)	(306,280)
Duke Energy Corp.	(3,060)	(230,540)
NiSource, Inc.	(13,250)	(306,473)
Spire, Inc.	(3,350)	(227,130)
		(1,397,517)
TOTAL COMMON STOCKS (Proceeds $56,774,144)		(55,129,115)

REAL ESTATE INVESTMENT TRUSTS (1.46)%
Alexander & Baldwin, Inc.	(7,413)	(163,012)
Alexandria Real Estate Equities, Inc.	(1,366)	(165,710)
American Campus Communities, Inc.	(3,236)	(118,049)
Colony NorthStar, Inc. - Class A	(12,190)	(94,838)
Crown Castle International Corp.	(1,383)	(152,213)
CyrusOne, Inc.	(2,510)	(125,249)
HCP, Inc.	(5,224)	(113,047)
Kilroy Realty Corp.	(2,119)	(144,304)
Macerich Co.	(3,149)	(185,602)
Physicians Realty Trust	(9,029)	(129,747)
Regency Centers Corp.	(2,170)	(126,099)
Sabra Health Care REIT, Inc.	(8,625)	(145,590)
Taubman Centers, Inc.	(2,326)	(135,978)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,027,146)		(1,799,438)
Total Securities Sold Short (Proceeds $58,801,290)		$(56,928,553)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 97.31%
Accommodation - 0.51%
Penn National Gaming, Inc. (a)	5,539	$147,393

Administrative and Support Services - 2.63%
Alliance Data Systems Corp.	979	235,900
ManpowerGroup, Inc.	2,063	244,383
TriNet Group, Inc. (a)	5,783	272,784
		753,067
Ambulatory Health Care Services - 0.81%
Laboratory Corp. of America Holdings (a)	1,340	231,418

Amusement, Gambling, and Recreation Industries - 1.74%
Las Vegas Sands Corp.	3,653	265,975
Wynn Resorts Ltd.	1,399	234,333
		500,308
Apparel Manufacturing - 0.41%
VF Corp.	1,562	116,478

Beverage and Tobacco Product Manufacturing - 0.61%
National Beverage Corp.	1,791	175,411

Broadcasting (except Internet) - 1.72%
Comcast Corp. - Class A	6,824	247,097
Walt Disney Co.	2,375	245,005
		492,102
Building Material and Garden Equipment - 1.44%
Home Depot, Inc.	1,289	234,946
Lowe's Companies, Inc.	1,997	178,911
		413,857
Chemical Manufacturing - 7.19%
AbbVie, Inc.	1,983	229,691
Celgene Corp. (a)	2,144	186,785
CF Industries Holdings, Inc.	5,670	233,831
Emergent BioSolutions, Inc. (a)	4,521	224,694
Huntsman Corp.	7,215	232,828
Mallinckrodt PLC (a)(b)	12,483	208,216
Myriad Genetics, Inc. (a)	7,545	244,609
Pfizer, Inc.	6,792	246,618
Vertex Pharmaceuticals, Inc. (a)	1,517	251,868
		2,059,140
Computer and Electronic Product Manufacturing - 6.83%
Apple, Inc.	1,296	230,844
Cisco Systems, Inc.	5,112	228,915
Dell Technologies, Inc. - Class V (a)	3,260	242,185
Lam Research Corp.	952	182,651
Micron Technology, Inc. (a)	5,345	260,889
NetApp, Inc.	3,774	228,516
ON Semiconductor Corp. (a)	9,062	216,763
Teradyne, Inc.	2,904	131,842
Western Digital Corp.	2,723	237,010
		1,959,615
Construction of Buildings - 1.72%
KB Home	6,810	188,977
PulteGroup, Inc.	4,920	138,104
Toll Brothers, Inc.	3,784	165,853
		492,934
Credit Intermediation and Related Activities - 9.34%
Bank of America Corp.	8,614	276,510
Bank of New York Mellon Corp.	3,449	196,696
Capital One Financial Corp.	2,266	221,909
Citigroup, Inc.	3,213	242,549
Citizens Financial Group, Inc.	5,929	257,852
Fifth Third Bancorp.	7,669	253,460
JPMorgan Chase & Co.	2,151	248,441
Regions Financial Corp.	13,520	262,423
State Street Corp.	1,970	209,116
SunTrust Banks, Inc.	3,683	257,221
Wells Fargo & Co.	4,332	253,032
		2,679,209
Electrical Equipment, Appliance, and Component Manufacturing - 0.86%
Generac Holdings, Inc. (a)	5,575	247,976

Electronics and Appliance Stores - 0.52%
Best Buy Company, Inc.	2,058	149,082

Fabricated Metal Product Manufacturing - 0.78%
Rexnord Corp. (a)	7,690	222,856

Food Manufacturing - 2.28%
Archer-Daniels-Midland Co.	5,774	239,736
General Mills, Inc.	4,065	205,486
Hershey Co.	2,124	208,704
		653,926
General Merchandise Stores - 0.95%
Big Lots, Inc.	2,485	139,657
Wal-Mart Stores, Inc.	1,467	132,045
		271,702
Health and Personal Care Stores - 2.02%
CVS Health Corp.	1,735	117,512
Express Scripts Holding Co. (a)	3,236	244,155
McKesson Corp.	1,458	217,577
		579,244
Heavy and Civil Engineering Construction - 0.78%
KBR, Inc.	14,770	223,618

Insurance Carriers and Related Activities - 4.77%
Aflac, Inc.	2,595	230,644
Centene Corp. (a)	2,411	244,523
CNO Financial Group, Inc.	10,005	225,513
Lincoln National Corp.	2,675	203,755
Torchmark Corp.	2,983	254,658
UnitedHealth Group, Inc.	923	208,746
		1,367,839
Leather and Allied Product Manufacturing - 0.69%
Deckers Outdoor Corp. (a)	2,096	198,240

Machinery Manufacturing - 1.49%
Caterpillar, Inc.	1,269	196,225
SPX FLOW, Inc. (a)	4,742	231,220
		427,445
Management of Companies and Enterprises - 1.39%
AES Corp.	19,028	206,835
American Equity Investment Life Holding Co.	6,276	192,108
		398,943
Merchant Wholesalers, Durable Goods - 1.66%
Builders FirstSource, Inc. (a)	11,768	225,710
WestRock Co.	3,794	249,493
		475,203
Merchant Wholesalers, Nondurable Goods - 1.30%
AmerisourceBergen Corp.	2,400	228,385
Nu Skin Enterprises, Inc. - Class A	2,060	145,024
		373,409
Mining (except Oil and Gas) - 0.92%
Freeport-McMoRan, Inc. - Class B (a)	14,145	263,097

Miscellaneous Manufacturing - 1.28%
Dover Corp.	2,324	232,632
Estee Lauder Companies, Inc. - Class A	980	135,671
		368,303
Motion Picture and Sound Recording Industries - 0.86%
Netflix, Inc. (a)	846	246,507

Nonstore Retailers - 1.60%
Amazon.com, Inc. (a)	155	234,430
WW Grainger, Inc.	858	224,410
		458,840
Oil and Gas Extraction - 0.76%
Phillips 66	2,420	218,695

Other Information Services - 1.67%
Facebook, Inc. - Class A (a)	1,397	249,114
Yelp, Inc. - Class A (a)	5,283	230,127
		479,241
Performing Arts, Spectator Sports, and Related Industries - 0.88%
Viacom, Inc. - Class B	7,530	251,050

Personal and Laundry Services - 0.73%
Weight Watchers International, Inc. (a)(c)	3,081	208,337

Petroleum and Coal Products Manufacturing - 4.60%
Chevron Corp.	1,531	171,350
CVR Energy, Inc. (c)(d)	6,850	202,897
Exxon Mobil Corp. (c)	3,245	245,776
HollyFrontier Corp.	5,015	214,792
Marathon Petroleum Corp.	3,937	252,205
Valero Energy Corp.	2,553	230,842
		1,317,862

Primary Metal Manufacturing - 1.73%
Alcoa Corp. (a)	5,090	228,897
United States Steel Corp.	6,137	267,021
		495,918
Professional, Scientific, and Technical Services - 5.58%
Amgen, Inc.	1,110	203,985
Aspen Technology, Inc. (a)	2,940	227,203
F5 Networks, Inc. (a)	1,515	225,008
Insperity, Inc.	4,000	261,200
Magellan Health, Inc. (a)	2,072	209,065
MAXIMUS, Inc.	3,285	220,029
VMware, Inc. - Class A (a)(c)	1,927	253,882
		1,600,372
Publishing Industries (except Internet) - 3.43%
Citrix Systems, Inc. (a)	2,222	204,424
Cogent Communications Holdings, Inc.	2,132	91,356
Fortinet, Inc. (a)	4,690	236,705
Microsoft Corp.	2,347	220,078
Oracle Corp.	4,604	233,285
		985,848
Rail Transportation - 0.82%
Norfolk Southern Corp.	1,695	235,741

Real Estate - 3.26%
CBRE Group, Inc. - Class A (a)	5,901	275,872
HFF, Inc. - Class A	3,615	165,061
Jones Lang LaSalle, Inc.	1,645	264,203
Realogy Holdings Corp.	9,005	230,078
		935,214
Rental and Leasing Services - 1.55%
Synchrony Financial	5,999	218,304
United Rentals, Inc. (a)	1,295	226,741
		445,045
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.18%
Legg Mason, Inc.	4,988	199,071
Morgan Stanley	3,370	188,787
Travelport Worldwide Ltd. (b)	16,650	237,263
		625,121
Support Activities for Transportation - 0.88%
XPO Logistics, Inc. (a)	2,553	251,292

Telecommunications - 0.50%
AT&T, Inc.	3,917	142,187

Transportation Equipment Manufacturing - 3.74%
Allison Transmission Holdings, Inc.	5,738	227,396
Boeing Co.	664	240,507
Ford Motor Co.	17,933	190,269
Lear Corp.	1,028	191,794
Meritor, Inc. (a)	9,059	221,946
		1,071,912
Truck Transportation - 0.80%
Werner Enterprises, Inc.	6,121	228,007

Utilities - 3.54%
CenterPoint Energy, Inc.	9,479	256,406
Exelon Corp.	6,847	253,613
National Fuel Gas Co.	5,093	251,747
PNM Resources, Inc.	7,178	252,666
		1,014,432
Water Transportation - 0.73%
Royal Caribbean Cruises Ltd. (b)	1,660	210,156

Wood Product Manufacturing - 0.83%
Louisiana-Pacific Corp.	8,317	237,035
TOTAL COMMON STOCKS (Cost $24,977,853)		27,900,627

REAL ESTATE INVESTMENT TRUSTS* - 4.79%
First Industrial Realty Trust, Inc.	7,212	202,152
Park Hotels & Resorts, Inc.	8,371	217,563
Pebblebrook Hotel Trust	6,332	215,351
Piedmont Office Realty Trust, Inc. - Class A	10,203	183,246
PotlatchDeltic Corp.	4,196	214,625
Prologis, Inc.	2,498	151,579
Xenia Hotels & Resorts, Inc.	9,639	189,599
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,417,239)		1,374,115

Investments Purchased with Proceeds from Securities Lending - 0.70%
Money Market Fund - 0.70%
First American Government Obligations Fund, Class Y, 0.980% (c)(e)	220,876	200,876
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 200,876)		200,876

SHORT-TERM INVESTMENTS - 0.96%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.260% (c)(e)	273,777	273,777
TOTAL SHORT-TERM INVESTMENTS (Cost $273,777)		273,777

Total Investments (Cost $26,869,745) - 103.76%		29,749,395
Liabilities in Excess of Other Assets - (3.76)%		(1,077,062)
TOTAL NET ASSETS - 100.00%		$28,672,333

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $28,136,258 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of February 28, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
February 28, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (76.50)%
COMMON STOCKS (70.30)%
Accommodation - (0.42)%
Caesars Entertainment Corp.	(9,486)	$(120,472)

Administrative and Support Services - (3.56)%
ABM Industries, Inc.	(3,739)	(131,463)
Conduent, Inc.	(8,030)	(151,767)
Equifax, Inc.	(1,222)	(138,086)
Gartner, Inc.	(956)	(108,420)
ILG, Inc.	(4,152)	(126,055)
PRA Group, Inc.	(2,650)	(101,495)
Teladoc, Inc.	(3,420)	(137,142)
TripAdvisor, Inc.	(3,173)	(127,174)
		(1,021,602)
Air Transportation - (0.44)%
Spirit Airlines, Inc.	(3,152)	(125,576)
Ambulatory Health Care Services - (1.02)%
Envision Healthcare Corp.	(3,313)	(127,551)
Loxo Oncology, Inc.	(760)	(84,527)
Spark Therapeutics, Inc.	(1,428)	(81,539)
		(293,617)
Amusement, Gambling, and Recreation Industries - (0.51)%
Planet Fitness, Inc. - Class A	(3,980)	(147,180)
Apparel Manufacturing - (0.97)%
Cintas Corp.	(852)	(145,402)
Under Armour, Inc. - Class C	(8,800)	(132,440)
		(277,842)
Beverage and Tobacco Product Manufacturing - (0.35)%
Philip Morris International, Inc.	(967)	(100,133)
Broadcasting (except Internet) - (1.41)%
Cable One, Inc.	(193)	(131,425)
DISH Network Corp. - Class A	(3,230)	(134,659)
Madison Square Garden Co. - Class A	(564)	(137,729)
		(403,813)
Chemical Manufacturing - (5.17)%
ACADIA Pharmaceuticals, Inc.	(3,082)	(76,788)
Acceleron Pharma, Inc.	(1,730)	(72,539)
Aerie Pharmaceuticals, Inc.	(1,494)	(76,418)
Avexis, Inc.	(680)	(84,136)
Clovis Oncology, Inc.	(1,726)	(100,228)
Coty, Inc. - Class A	(5,546)	(107,149)
DowDuPont, Inc.	(1,949)	(137,015)
Incyte Corp.	(851)	(72,471)
International Flavors & Fragrances, Inc.	(972)	(137,295)
Ionis Pharmaceuticals, Inc.	(1,341)	(70,832)
Medicines Co.	(2,340)	(71,651)
NewMarket Corp.	(364)	(152,119)
Portola Pharmaceuticals, Inc.	(1,523)	(64,453)
Radius Health, Inc.	(1,920)	(73,133)
Seattle Genetics, Inc.	(1,060)	(57,240)
TESARO, Inc.	(1,109)	(61,250)
Ultragenyx Pharmaceutical, Inc.	(1,470)	(70,281)
		(1,484,998)

Computer and Electronic Product Manufacturing - (7.41)%
Advanced Micro Devices, Inc.	(5,367)	(64,994)
Analog Devices, Inc.	(1,427)	(128,644)
Bio-Rad Laboratories, Inc. - Class A	(272)	(73,451)
Cubic Corp.	(2,455)	(150,737)
DexCom, Inc.	(2,309)	(129,627)
Fortive Corp.	(2,070)	(158,976)
Hologic, Inc.	(3,621)	(140,603)
Infinera Corp.	(14,379)	(143,071)
Inphi Corp.	(4,064)	(112,776)
Integra LifeSciences Holdings Corp.	(3,154)	(166,310)
Johnson Controls International PLC (a)	(3,419)	(126,059)
Lumentum Holdings, Inc.	(2,374)	(144,814)
MACOM Technology Solutions Holdings, Inc.	(6,426)	(137,131)
MaxLinear, Inc.	(5,363)	(121,901)
Mercury Systems, Inc.	(3,275)	(150,552)
Pure Storage, Inc. - Class A	(8,066)	(174,790)
		(2,124,436)
Couriers and Messengers - (0.62)%
United Parcel Service, Inc. - Class B	(1,707)	(178,228)
Credit Intermediation and Related Activities - (4.27)%
CenterState Bank Corp.	(4,970)	(135,383)
First Republic Bank	(1,383)	(128,342)
Flagstar Bancorp, Inc.	(3,950)	(139,277)
FNB Corp.	(9,250)	(129,685)
Home BancShares, Inc.	(5,240)	(120,468)
Pinnacle Financial Partners, Inc.	(2,040)	(131,682)
Signature Bank	(910)	(133,033)
SLM Corp.	(13,176)	(143,750)
Sterling Bancorp	(6,958)	(161,773)
		(1,223,393)
Data Processing, Hosting and Related Services - (0.50)%
Verisk Analytics, Inc.	(1,414)	(144,497)
Electrical Equipment, Appliance, and Component Manufacturing - (0.74)%
iRobot Corp.	(1,502)	(102,061)
Spectrum Brands Holdings, Inc.	(1,090)	(107,594)
		(209,655)
Food Manufacturing - (1.82)%
Hain Celestial Group, Inc.	(3,816)	(132,720)
Kraft Heinz Co.	(1,919)	(128,669)
McCormick & Company, Inc.	(1,084)	(115,750)
TreeHouse Foods, Inc.	(3,867)	(147,023)
		(524,162)
Food Services and Drinking Places - (2.32)%
Casey's General Stores, Inc.	(785)	(88,163)
Cheesecake Factory, Inc.	(3,545)	(164,807)
Chipotle Mexican Grill, Inc.	(390)	(124,180)
Domino's Pizza, Inc.	(670)	(149,015)
Wayfair, Inc. - Class A	(1,796)	(139,046)
		(665,211)
Furniture and Home Furnishings Stores - (0.46)%
Bed Bath & Beyond, Inc.	(6,080)	(130,355)
General Merchandise Stores - (0.29)%
PriceSmart, Inc.	(1,070)	(84,263)
Insurance Carriers and Related Activities - (2.41)%
American International Group, Inc.	(2,620)	(150,230)
Arch Capital Group Ltd. (a)	(1,561)	(137,743)
Aspen Insurance Holdings Ltd. (a)	(3,797)	(138,211)
Chubb Ltd. (a)	(925)	(131,276)
Willis Towers Watson PLC (a)	(862)	(136,110)
		(693,570)
Leather and Allied Product Manufacturing - (0.45)%
Tapestry, Inc.	(2,507)	(127,631)
Machinery Manufacturing - (1.97)%
AAON, Inc.	(4,591)	(168,719)
General Electric Co.	(9,197)	(129,770)
Middleby Corp.	(1,020)	(122,655)
Nordson Corp.	(1,079)	(144,662)
		(565,806)
Management of Companies and Enterprises - (1.42)%
Ameris Bancorp.	(2,788)	(148,182)
ServisFirst Bancshares, Inc.	(2,980)	(119,677)
Simmons First National Corp. - Class A	(4,892)	(139,177)
		(407,036)
Merchant Wholesalers, Durable Goods - (1.07)%
Adient PLC (a)	(2,337)	(145,034)
HD Supply Holdings, Inc.	(4,399)	(159,464)
		(304,498)
Merchant Wholesalers, Nondurable Goods - (1.59)%
Acuity Brands, Inc.	(860)	(122,619)
Global Blood Therapeutics, Inc.	(1,030)	(60,410)
PQ Group Holdings, Inc.	(8,967)	(120,158)
Univar, Inc.	(5,360)	(154,421)
		(457,608)

Mining (except Oil and Gas) - (1.40)%
Martin Marietta Materials, Inc.	(625)	(127,456)
Summit Materials, Inc. - Class A	(4,751)	(150,274)
Vulcan Materials Co.	(1,052)	(123,852)
		(401,582)
Miscellaneous Manufacturing - (2.37)%
Boston Scientific Corp.	(5,311)	(144,778)
DENTSPLY SIRONA, Inc.	(2,780)	(155,847)
Mattel, Inc.	(7,270)	(115,593)
Nevro Corp.	(1,607)	(130,360)
Stryker Corp.	(820)	(132,971)
		(679,549)
Motion Picture and Sound Recording Industries - (0.47)%
Cinemark Holdings, Inc.	(3,183)	(135,468)
Motor Vehicle and Parts Dealers - (0.94)%
Advance Auto Parts, Inc.	(1,091)	(124,647)
Cars.com, Inc.	(5,209)	(142,675)
		(267,322)
Nonstore Retailers - (0.43)%
Liberty Expedia Holdings, Inc. - Class A	(3,165)	(124,258)
Oil and Gas Extraction - (2.31)%
Callon Petroleum Co.	(12,647)	(133,679)
Extraction Oil & Gas, Inc.	(10,606)	(128,120)
Jagged Peak Energy, Inc.	(11,460)	(140,958)
Parsley Energy, Inc. - Class A	(6,219)	(157,217)
RSP Permian, Inc.	(2,720)	(104,203)
		(664,177)
Other Information Services - (0.52)%
Box, Inc. - Class A	(6,200)	(149,172)
Petroleum and Coal Products Manufacturing - (0.50)%
Valvoline, Inc.	(6,245)	(143,073)
Pipeline Transportation - (1.14)%
New Jersey Resources Corp.	(4,239)	(161,506)
South Jersey Industries, Inc.	(6,380)	(167,220)
		(328,726)
Plastics and Rubber Products Manufacturing - (0.42)%
Newell Brands, Inc.	(4,665)	(119,844)
Primary Metal Manufacturing - (0.46)%
Finisar Corp.	(7,322)	(131,796)
Printing and Related Support Activities - (0.62)%
Centennial Resource Development, Inc. - Class A	(9,387)	(179,104)
Professional, Scientific, and Technical Services - (2.78)%
2U, Inc.	(1,733)	(143,458)
Cloudera, Inc.	(7,622)	(145,199)
Diebold Nixdorf, Inc.	(9,082)	(142,587)
Macquarie Infrastructure Corp.	(2,076)	(84,078)
MuleSoft, Inc. - Class A	(5,028)	(155,265)
Trade Desk, Inc. - Class A	(2,250)	(126,585)
		(797,172)
Publishing Industries (except Internet) - (2.53)%
Autodesk, Inc.	(1,305)	(153,297)
Coupa Software, Inc.	(3,403)	(151,774)
Twilio, Inc. - Class A	(4,294)	(146,683)
Ultimate Software Group, Inc.	(534)	(127,338)
Workday, Inc. - Class A	(1,162)	(147,191)
		(726,283)
Rental and Leasing Services - (0.52)%
Triton International Ltd. - Class A (a)	(5,217)	(148,789)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (4.39)%
CBOE Global Markets, Inc.	(1,192)	(133,516)
CommScope Holding Company, Inc.	(3,779)	(146,285)
Enstar Group Ltd. (a)	(860)	(170,280)
Financial Engines, Inc.	(4,141)	(138,724)
Moody's Corp.	(981)	(163,709)
Syneos Health, Inc. - Class A	(2,310)	(96,789)
TD Ameritrade Holding Corp.	(2,448)	(140,760)
Virtu Financial, Inc. - Class A	(5,027)	(149,302)
Worldpay, Inc. - Class A	(1,450)	(117,856)
		(1,257,221)
Sporting Goods, Hobby, Musical Instrument, and Book Stores - (0.40)%
Dick's Sporting Goods, Inc.	(3,620)	(115,912)
Support Activities for Mining - (0.67)%
Patterson-UTI Energy, Inc.	(5,011)	(90,549)
SemGroup Corp. - Class A	(4,482)	(99,500)
		(190,049)
Support Activities for Transportation - (0.44)%
Expedia, Inc.	(1,190)	(125,152)
Telecommunications - (1.14)%
8x8, Inc.	(8,098)	(147,789)
CenturyLink, Inc.	(4,121)	(72,818)
Sprint Corp.	(10,250)	(53,198)
Zayo Group Holdings, Inc.	(1,404)	(50,333)
		(324,138)

Transportation Equipment Manufacturing - (1.60)%
REV Group, Inc.	(5,248)	(141,696)
Tesla, Inc.	(420)	(144,085)
Wabtec Corp.	(2,120)	(172,441)
		(458,222)
Truck Transportation - (0.45)%
Knight-Swift Transportation Holdings, Inc. - Class A	(2,670)	(128,587)
Utilities - (2.61)%
Aqua America, Inc.	(4,501)	(153,889)
Cheniere Energy, Inc.	(2,395)	(125,785)
Dominion Energy, Inc.	(2,127)	(157,547)
Duke Energy Corp.	(2,053)	(154,673)
NiSource, Inc.	(6,735)	(155,781)
		(747,675)
TOTAL COMMON STOCKS (Proceeds $20,549,921)		(20,158,853)

REAL ESTATE INVESTMENT TRUSTS (6.20)%
Alexandria Real Estate Equities, Inc.	(1,026)	(124,464)
American Campus Communities, Inc.	(3,209)	(117,064)
Colony NorthStar, Inc. - Class A	(15,513)	(120,691)
Crown Castle International Corp.	(1,082)	(119,085)
CyrusOne, Inc.	(2,270)	(113,273)
HCP, Inc.	(6,691)	(144,793)
Kilroy Realty Corp.	(1,820)	(123,942)
Macerich Co.	(2,223)	(131,023)
Physicians Realty Trust	(11,466)	(164,767)
Regency Centers Corp.	(2,572)	(149,459)
RLJ Lodging Trust	(5,623)	(111,392)
Sabra Health Care REIT, Inc.	(9,060)	(152,933)
Taubman Centers, Inc.	(1,683)	(98,388)
Welltower, Inc.	(2,004)	(105,210)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,975,764)		(1,776,484)
Total Securities Sold Short (Proceeds $22,525,685)		$(21,935,337)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Opportunities Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 140.03%
Accommodation - 2.38%
Extended Stay America, Inc.	41,430	$829,842
Penn National Gaming, Inc. (a)	25,096	667,805
		1,497,647
Administrative and Support Services - 4.12%
Kelly Services, Inc. - Class A	24,753	729,966
ManTech International Corp. - Class A	17,248	972,270
TriNet Group, Inc. (a)	18,765	885,145
		2,587,381
Air Transportation - 1.04%
Copa Holdings SA - Class A (b)	4,793	651,704

Ambulatory Health Care Services - 0.99%
Medpace Holdings, Inc. (a)(d)	19,479	624,302

Beverage and Tobacco Product Manufacturing - 1.15%
National Beverage Corp.	7,396	724,364

Broadcasting (except Internet) - 0.63%
Gray Television, Inc. (a)	16,445	226,941
Sinclair Broadcast Group, Inc. - Class A	5,021	169,710
		396,651
Chemical Manufacturing - 14.54%
A. Schulman, Inc.	11,863	520,193
Acorda Therapeutics, Inc. (a)	24,431	580,236
Corcept Therapeutics, Inc. (a)	54,048	820,989
Emergent BioSolutions, Inc. (a)	21,800	1,083,460
Enanta Pharmaceuticals, Inc. (a)	11,766	925,043
Innoviva, Inc. (a)	63,513	985,087
Lannett Company, Inc. (a)(c)	27,220	435,520
Lantheus Holdings, Inc. (a)	40,107	613,637
Ligand Pharmaceuticals, Inc. (a)	7,201	1,093,759
Medifast, Inc.	3,378	215,483
Myriad Genetics, Inc. (a)	28,405	920,890
Supernus Pharmaceuticals, Inc. (a)	24,090	937,101
		9,131,398
Clothing and Clothing Accessories Stores - 0.95%
Tailored Brands, Inc.	25,487	596,651

Computer and Electronic Product Manufacturing - 13.60%
Amkor Technology, Inc. (a)	98,514	990,065
ARRIS International PLC (a)(b)	27,307	696,329
Axcelis Technologies, Inc. (a)	19,151	468,242
Benchmark Electronics, Inc. (a)	28,485	854,550
Diodes, Inc. (a)	33,768	1,016,416
Jabil, Inc.	30,944	838,273
Masimo Corp. (a)	8,682	759,935
MKS Instruments, Inc.	6,089	678,010
NETGEAR, Inc. (a)	11,463	639,062
Tech Data Corp. (a)	8,196	846,975
Vishay Intertechnology, Inc.	41,508	763,747
		8,551,604
Construction of Buildings - 2.00%
Beazer Homes USA, Inc. (a)	37,409	588,069
KB Home	24,105	668,914
		1,256,983
Credit Intermediation and Related Activities - 14.97%
BancFirst Corp.	10,130	539,423
BancorpSouth Bank	23,711	746,897
BankUnited, Inc.	27,454	1,104,200
CIT Group, Inc.	24,354	1,291,979
Comerica, Inc.	10,174	989,116
Federal Agricultural Mortgage Corp. - Class C	8,745	665,145
Hope Bancorp, Inc.	35,675	644,291

Nationstar Mortgage Holdings, Inc. (a)(d)	45,768	783,548
Popular, Inc. (b)	22,561	947,788
State Bank Financial Corp.	14,945	432,508
Zions Bancorporation	23,042	1,266,618
		9,411,513
Electrical Equipment, Appliance, and Component Manufacturing - 2.23%
Generac Holdings, Inc. (a)	11,941	531,136
Integer Holdings Corp. (a)	16,970	866,319
		1,397,455
Electronics and Appliance Stores - 0.89%
Conn's, Inc. (a)(c)(d)	17,032	556,946

Fabricated Metal Product Manufacturing - 2.17%
Mueller Industries, Inc.	19,140	507,019
Rexnord Corp. (a)	29,430	852,881
		1,359,900
Food and Beverage Stores - 0.26%
SpartanNash Co.	9,741	163,357

Food Manufacturing - 1.23%
Sanderson Farms, Inc.	6,292	774,860

Food Services and Drinking Places - 2.22%
Bloomin' Brands, Inc.	26,817	619,205
Hyatt Hotels Corp. - Class A	10,019	774,168
		1,393,373
Furniture and Home Furnishings Stores - 0.90%
Restoration Hardware Outlet (a)(c)(d)	6,693	568,102

General Merchandise Stores - 0.83%
Big Lots, Inc.	9,291	522,154

Health and Personal Care Stores - 1.03%
Diplomat Pharmacy, Inc. (a)	30,918	644,331

Heavy and Civil Engineering Construction - 0.95%
KBR, Inc.	39,307	595,108

Insurance Carriers and Related Activities - 6.95%
Assured Guaranty Ltd. (b)(d)	3,582	123,866
CNO Financial Group, Inc.	33,178	747,832
Essent Group Ltd. (a)(b)	15,625	704,531
MGIC Investment Corp. (a)	85,617	1,180,659
Primerica, Inc.	7,754	756,015
Radian Group, Inc.	41,845	858,659
		4,371,562
Leather and Allied Product Manufacturing - 1.21%
Deckers Outdoor Corp. (a)	8,046	760,991

Lessors of Nonfinancial Intangible Assets - 0.81%
RPX Corp.	50,893	510,457

Machinery Manufacturing - 3.49%
Hyster-Yale Materials Handling, Inc. - Class A	8,975	638,930
SPX FLOW, Inc. (a)	17,950	875,242
Terex Corp.	16,450	683,004
		2,197,176
Management of Companies and Enterprises - 0.84%
American Equity Investment Life Holding Co.	17,263	528,420

Merchant Wholesalers, Durable Goods - 1.98%
Builders FirstSource, Inc. (a)	33,649	645,388
Schnitzer Steel Industries, Inc. - Class A	17,528	595,952
		1,241,340
Merchant Wholesalers, Nondurable Goods - 2.21%
Ingevity Corp. (a)	12,616	945,064
Nu Skin Enterprises, Inc. - Class A	2,534	178,394
Performance Food Group Co. (a)	8,822	270,394
		1,393,852

Miscellaneous Manufacturing - 4.62%
AngioDynamics, Inc. (a)	51,014	831,018
EnPro Industries, Inc.	8,395	608,301
Haemonetics Corp. (a)	13,257	939,921
Johnson Outdoors, Inc. - Class A	8,490	523,324
		2,902,564
Miscellaneous Store Retailers - 0.91%
Party City Holdco, Inc. (a)	39,365	568,824

Motor Vehicle and Parts Dealers - 0.78%
Rush Enterprises, Inc. - Class A (a)	11,602	493,201

Oil and Gas Extraction - 0.74%
Stone Energy Corp. (a)	15,313	463,372

Other Information Services - 1.37%
Yelp, Inc. - Class A (a)	19,711	858,611

Paper Manufacturing - 1.16%
Boise Cascade Co.	18,165	732,050

Performing Arts, Spectator Sports, and Related Industries - 0.38%
Pinnacle Entertainment, Inc. (a)	7,868	237,378

Personal and Laundry Services - 2.33%
SP Plus Corp. (a)(d)	17,692	636,912
Weight Watchers International, Inc. (a)(d)	12,195	824,626
		1,461,538
Petroleum and Coal Products Manufacturing - 2.35%
CVR Energy, Inc. (c)(d)	16,141	478,096
Murphy Oil Corp.	18,080	458,328
PBF Energy, Inc. - Class A (d)	18,401	539,334
		1,475,758
Plastics and Rubber Products Manufacturing - 1.30%
Proto Labs, Inc. (a)	7,478	814,728

Primary Metal Manufacturing - 0.91%
SunCoke Energy, Inc. (a)	53,772	574,285

Professional, Scientific, and Technical Services - 11.14%
Aspen Technology, Inc. (a)	11,252	869,554
Convergys Corp.	35,567	825,510
Hamilton Lane, Inc. - Class A	15,668	547,440
Magellan Health, Inc. (a)	7,225	729,003
MAXIMUS, Inc.	13,017	871,878
Providence Service Corp. (a)	13,337	847,699
Sykes Enterprises, Inc. (a)	28,480	827,629
Verint Systems, Inc. (a)	20,070	780,723
VSE Corp.	14,505	703,493
		7,002,929
Publishing Industries (except Internet) - 4.21%
Appfolio, Inc. - Class A (a)	20,365	816,636
Cogent Communications Holdings, Inc.	8,500	364,225
Gannett Co, Inc.	40,650	408,126
tronc, Inc. (a)	19,443	371,945
Web.com Group, Inc. (a)	37,997	683,946
		2,644,878
Real Estate - 1.99%
Jones Lang LaSalle, Inc.	3,975	638,424
Realogy Holdings Corp.	24,070	614,989
		1,253,413
Rental and Leasing Services - 0.81%
Textainer Group Holdings Ltd. (a)(b)	31,045	506,034

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.01%
Federated Investors, Inc. - Class B	9,833	320,359
Legg Mason, Inc.	22,240	887,598
OM Asset Management PLC (b)	30,786	471,949
Stifel Financial Corp.	8,657	552,923
Travelport Worldwide Ltd. (b)	64,214	915,050
		3,147,879

Support Activities for Mining - 0.68%
Rowan Companies PLC - Class A (a)(b)	35,076	426,524

Telecommunications - 0.55%
Vonage Holdings Corp. (a)	34,279	347,932

Transportation Equipment Manufacturing - 3.64%
Dana, Inc.	20,445	543,224
Meritor, Inc. (a)	30,581	749,235
Ship Finance International Ltd. (b)	34,685	501,198
Tower International, Inc.	18,974	495,221
		2,288,878
Truck Transportation - 1.52%
ArcBest Corp.	15,536	514,242
Werner Enterprises, Inc.	11,881	442,567
		956,809
Utilities - 4.74%
Dynegy, Inc. (a)	57,760	706,405
National Fuel Gas Co.	25,309	1,251,024
PNM Resources, Inc.	28,965	1,019,568
		2,976,997
Water Transportation - 0.69%
Teekay Corporation (b)(c)(d)	57,422	436,407

Wood Product Manufacturing - 1.63%
Louisiana-Pacific Corp.	36,044	1,027,254
TOTAL COMMON STOCKS (Cost $80,506,768)		88,007,825

REAL ESTATE INVESTMENT TRUSTS* - 7.07%
Brandywine Realty Trust	34,894	546,440
First Industrial Realty Trust, Inc.	19,282	540,474
Hospitality Properties Trust	22,129	562,962
iStar, Inc. (a)	39,526	399,213
National Storage Affiliates Trust	19,654	482,113
Pebblebrook Hotel Trust	17,015	578,680
PotlatchDeltic Corp.	14,402	736,662
Xenia Hotels & Resorts, Inc.	30,224	594,506
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,692,713)		4,441,050

Investments Purchased with Proceeds from Securities Lending - 3.55%
Money Market Fund - 3.55%
First American Government Obligations Fund, Class Y, 0.980% (d)(e)	2,232,434	2,232,434
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 2,232,434)		2,232,434

SHORT-TERM INVESTMENTS - 0.35%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.260% (d)(e)	218,757	218,757
TOTAL SHORT-TERM INVESTMENTS (Cost $218,757)		218,757

Total Investments (Cost $87,650,672) - 151.00%		94,900,066
Liabilities in Excess of Other Assets - (51.00)%		(32,053,972)
TOTAL NET ASSETS - 100.00%		$62,846,094

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $86,486,177 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of security is out on loan.
(d)	This security is not pledged as collateral for securities sold short.
(e)	Seven day yield as of February 28, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Opportunities Fund
Schedule of Securities Sold Short
February 28, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (46.30)%
COMMON STOCKS (43.34)%
Administrative and Support Services - (2.43)%
ABM Industries, Inc.	(4,648)	$(163,424)
Cardtronics PLC - Class A (a)	(10,900)	(243,942)
Hostess Brands, Inc. - Class A	(13,733)	(168,092)
ILG, Inc.	(6,643)	(201,681)
PRA Group, Inc.	(5,276)	(202,071)
Teladoc, Inc.	(5,632)	(225,843)
TripAdvisor, Inc.	(4,200)	(168,336)
WageWorks, Inc.	(2,906)	(152,420)
		(1,525,809)
Air Transportation - (0.28)%
Spirit Airlines, Inc.	(4,361)	(173,742)
Ambulatory Health Care Services - (0.67)%
Envision Healthcare Corp.	(5,140)	(197,890)
Jounce Therapeutics, Inc.	(4,555)	(96,019)
Spark Therapeutics, Inc.	(2,190)	(125,049)
		(418,958)
Apparel Manufacturing - (0.25)%
Under Armour, Inc. - Class C	(10,310)	(155,166)
Broadcasting (except Internet) - (0.15)%
Entercom Communications Corp. - Class A	(9,660)	(95,634)
Building Material and Garden Equipment and Supplies Dealers - (0.24)%
BMC Stock Holdings, Inc.	(7,980)	(149,625)
Chemical Manufacturing - (4.22)%
ACADIA Pharmaceuticals, Inc.	(4,025)	(100,283)
Aclaris Therapeutics, Inc.	(4,634)	(92,402)
Alder Biopharmaceuticals, Inc.	(8,815)	(122,529)
Avexis, Inc.	(1,060)	(131,154)
Axovant Sciences Ltd. (a)	(19,645)	(28,289)
Cerus Corp.	(41,480)	(177,533)
Clovis Oncology, Inc.	(2,045)	(118,753)
Coherus Biosciences, Inc.	(8,413)	(83,289)
Coty, Inc. - Class A	(3,282)	(63,408)
Dermira, Inc.	(4,140)	(106,439)
Epizyme, Inc.	(8,516)	(150,732)
Five Prime Therapeutics, Inc.	(5,192)	(110,382)
Heron Therapeutics, Inc.	(6,770)	(137,770)
Intercept Pharmaceuticals, Inc.	(1,940)	(115,876)
Karyopharm Therapeutics, Inc.	(9,654)	(142,590)
KMG Chemicals, Inc.	(3,238)	(194,183)
La Jolla Pharmaceutical Co.	(2,980)	(92,559)
MacroGenics, Inc.	(5,420)	(135,988)
NewMarket Corp.	(503)	(210,209)
Radius Health, Inc.	(3,000)	(114,270)
Ultragenyx Pharmaceutical, Inc.	(1,820)	(87,014)
Xencor, Inc.	(4,525)	(138,601)
		(2,654,253)
Clothing and Clothing Accessories Stores - (0.28)%
Genesco, Inc.	(4,522)	(177,715)
Computer and Electronic Product Manufacturing - (3.49)%
DexCom, Inc.	(4,022)	(225,795)
Infinera Corp.	(31,011)	(308,559)
Inphi Corp.	(7,729)	(214,480)
Lumentum Holdings, Inc.	(4,705)	(287,005)
MACOM Technology Solutions Holdings, Inc.	(7,568)	(161,501)
MaxLinear, Inc.	(9,615)	(218,549)
Mercury Systems, Inc.	(4,358)	(200,337)
Super Micro Computer, Inc.	(8,479)	(153,470)
Universal Electronics, Inc.	(3,738)	(185,031)
Xperi Corp.	(11,040)	(243,432)
		(2,198,159)

Credit Intermediation and Related Activities - (4.62)%
Bank of Hawaii Corp.	(2,575)	(211,176)
CenterState Bank Corp.	(8,570)	(233,446)
First Horizon National Corp.	(11,001)	(209,569)
First Republic Bank	(2,416)	(224,205)
FNB Corp.	(13,810)	(193,616)
Home BancShares, Inc.	(9,255)	(212,772)
IBERIABANK Corp.	(2,830)	(228,664)
Independent Bank Group, Inc.	(2,565)	(180,063)
Live Oak Bancshares, Inc.	(9,007)	(235,082)
Pinnacle Financial Partners, Inc.	(3,190)	(205,915)
Signature Bank	(1,566)	(228,934)
SLM Corp.	(11,202)	(122,214)
Sterling Bancorp	(8,598)	(199,904)
Veritex Holdings, Inc.	(7,925)	(219,998)
		(2,905,558)
Data Processing, Hosting and Related Services - (0.26)%
Liberty TripAdvisor Holdings, Inc. - Class A	(15,840)	(164,736)

Electrical Equipment, Appliance, and Component Manufacturing - (0.69)%
Axon Enterprise, Inc.	(7,925)	(276,028)
AZZ, Inc.	(3,900)	(159,315)
		(435,343)
Fabricated Metal Product Manufacturing - (0.19)%
American Outdoor Brands Corp.	(13,075)	(117,675)
Food and Beverage Stores - (0.11)%
Smart & Final Stores, Inc.	(9,205)	(66,276)
Food Manufacturing - (0.48)%
Hain Celestial Group, Inc.	(4,334)	(150,737)
Lancaster Colony Corp.	(1,288)	(152,422)
		(303,159)
Food Services and Drinking Places - (1.67)%
Biglari Holdings, Inc.	(579)	(242,723)
Cheesecake Factory, Inc.	(4,228)	(196,560)
DineEquity, Inc.	(3,238)	(246,022)
Fiesta Restaurant Group, Inc.	(10,190)	(173,230)
Papa Johns International, Inc.	(3,274)	(189,041)
		(1,047,576)
Furniture and Related Product Manufacturing - (0.26)%
Knoll, Inc.	(7,685)	(163,460)
General Merchandise Stores - (0.11)%
PriceSmart, Inc.	(863)	(67,961)
Heavy and Civil Engineering Construction - (0.24)%
Century Communities, Inc.	(5,024)	(149,464)
Insurance Carriers and Related Activities - (0.56)%
Aspen Insurance Holdings Ltd. (a)	(3,360)	(122,304)
National Western Life Group, Inc. - Class A	(395)	(120,475)
ProAssurance Corp.	(2,222)	(106,212)
		(348,991)
Machinery Manufacturing - (0.63)%
CIRCOR International, Inc.	(4,006)	(188,282)
Glaukos Corp.	(6,533)	(204,483)
		(392,765)
Management of Companies and Enterprises - (1.63)%
Ambac Financial Group, Inc.	(8,716)	(132,047)
Ameris Bancorp.	(4,473)	(237,740)
Renasant Corp.	(5,180)	(216,317)
ServisFirst Bancshares, Inc.	(5,590)	(224,494)
Simmons First National Corp. - Class A	(7,590)	(215,936)
		(1,026,534)
Merchant Wholesalers, Durable Goods - (1.52)%
Fitbit, Inc. - Class A	(39,954)	(190,979)
Foundation Building Materials, Inc.	(12,850)	(175,917)
Gentherm, Inc.	(5,970)	(183,876)
Griffon Corp.	(8,077)	(151,040)
HRG Group, Inc.	(3,563)	(56,260)
Sunrun, Inc.	(30,335)	(202,941)
		(961,013)
Merchant Wholesalers, Nondurable Goods - (0.53)%
Adamas Pharmaceuticals, Inc.	(3,185)	(77,873)
Atara Biotherapeutics, Inc.	(3,429)	(132,102)
Global Blood Therapeutics, Inc.	(2,050)	(120,233)
		(330,208)

Mining (except Oil and Gas) - (0.88)%
Coeur Mining, Inc.	(24,937)	(190,768)
Hecla Mining Co.	(50,515)	(184,885)
Summit Materials, Inc. - Class A	(5,655)	(178,868)
		(554,521)
Miscellaneous Manufacturing - (1.68)%
BioTelemetry, Inc.	(5,702)	(184,175)
CryoLife, Inc.	(10,444)	(197,913)
Mattel, Inc.	(9,899)	(157,394)
Nevro Corp.	(2,205)	(178,870)
Pool Corp.	(1,159)	(159,977)
Wright Medical Group NV (a)	(8,736)	(177,778)
		(1,056,107)
Motion Picture and Sound Recording Industries - (0.20)%
Cinemark Holdings, Inc.	(2,901)	(123,467)
Motor Vehicle and Parts Dealers - (0.22)%
Penske Automotive Group, Inc.	(3,079)	(141,018)
Nonmetallic Mineral Product Manufacturing - (0.30)%
Apogee Enterprises, Inc.	(4,370)	(188,522)
Nonstore Retailers - (0.30)%
Insight Enterprises, Inc.	(5,450)	(190,368)
Oil and Gas Extraction - (1.21)%
Bonanza Creek Energy, Inc.	(5,280)	(147,998)
Extraction Oil & Gas, Inc.	(9,937)	(120,039)
Green Plains, Inc.	(8,253)	(151,030)
Jagged Peak Energy, Inc.	(13,640)	(167,771)
NOW, Inc.	(17,655)	(167,546)
		(754,384)
Other Information Services - (0.35)%
Pandora Media, Inc.	(50,115)	(221,007)
Petroleum and Coal Products Manufacturing - (0.28)%
Valvoline, Inc.	(7,655)	(175,376)
Pipeline Transportation - (0.70)%
New Jersey Resources Corp.	(6,287)	(239,535)
South Jersey Industries, Inc.	(7,810)	(204,700)
		(444,235)
Primary Metal Manufacturing - (0.98)%
Finisar Corp.	(11,195)	(201,510)
Insteel Industries, Inc.	(6,770)	(191,185)
Tahoe Resources, Inc. (a)	(46,141)	(225,168)
		(617,863)
Printing and Related Support Activities - (0.22)%
Centennial Resource Development, Inc. - Class A	(7,127)	(135,983)
Professional, Scientific, and Technical Services - (3.04)%
2U, Inc.	(3,542)	(293,207)
Cloudera, Inc.	(12,145)	(231,362)
Diebold Nixdorf, Inc.	(9,788)	(153,672)
Huron Consulting Group, Inc.	(4,171)	(145,985)
Liberty Media Corp - Liberty Formula One - Class A	(3,109)	(98,151)
MuleSoft, Inc. - Class A	(9,248)	(285,578)
Navigant Consulting, Inc.	(8,617)	(171,306)
Okta, Inc. - Class A	(7,400)	(285,566)
Rapid7, Inc.	(9,195)	(242,840)
		(1,907,667)
Publishing Industries (except Internet) - (2.44)%
Apptio, Inc. - Class A	(7,545)	(218,051)
Cornerstone OnDemand, Inc.	(5,963)	(244,483)
Coupa Software, Inc.	(5,895)	(262,916)
Evolent Health, Inc. - Class A	(16,090)	(235,719)
PROS Holdings, Inc.	(7,845)	(245,941)
Scholastic Corp.	(2,403)	(87,493)
Twilio, Inc. - Class A	(6,799)	(232,254)
		(1,526,857)
Real Estate - (0.27)%
Howard Hughes Corp.	(1,341)	(171,903)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.66)%
Enstar Group Ltd. (a)	(690)	(136,620)
Financial Engines, Inc.	(5,044)	(168,974)
Syneos Health, Inc. - Class A	(2,630)	(110,197)
		(415,791)

Sporting Goods, Hobby, Musical Instrument, and Book Stores - (0.25)%
Dick's Sporting Goods, Inc.	(4,880)	(156,258)
Support Activities for Mining - (0.50)%
Ensco PLC - Class A (a)	(23,621)	(104,877)
Nabors Industries Ltd. (a)	(18,135)	(117,334)
Weatherford International PLC (a)	(36,095)	(94,930)
		(317,141)
Support Activities for Transportation - (0.20)%
Daseke, Inc.	(12,340)	(124,140)
Telecommunications - (0.32)%
Consolidated Communications Holdings, Inc.	(8,707)	(100,653)
ORBCOMM, Inc.	(9,886)	(102,814)
		(203,467)
Transportation Equipment Manufacturing - (1.58)%
Astec Industries, Inc.	(3,288)	(193,663)
Kratos Defense & Security Solutions, Inc.	(18,157)	(218,792)
REV Group, Inc.	(6,288)	(169,776)
Standard Motor Products, Inc.	(3,715	(173,342)
Wesco Aircraft Holdings, Inc.	(26,835)	(240,173)
		(995,746)
Utilities - (0.70)%
Chesapeake Utilities Corp.	(3,152)	(210,081)
Connecticut Water Service, Inc.	(4,451)	(229,805)
		(439,886)
Waste Management and Remediation Services - (0.28)%
US Ecology, Inc.	(3,292)	(174,147)
Water Transportation - (0.27)%
Scorpio Bulkers, Inc. (a)	(21,920)	(169,880)
TOTAL COMMON STOCKS (Proceeds $27,578,972)		(27,235,514)

REAL ESTATE INVESTMENT TRUSTS (2.96)%
Acadia Realty Trust	(6,352)	(152,956)
Colony NorthStar, Inc. - Class A	(18,853)	(146,676)
CyrusOne, Inc.	(3,035)	(151,447)
Easterly Government Properties, Inc.	(8,600)	(163,744)
GEO Group, Inc.	(7,603)	(161,944)
Government Properties Income Trust	(9,896)	(135,773)
Granite Point Mortgage Trust, Inc.	(8,470)	(142,720)
Ladder Capital Corp. - Class A	(9,488)	(140,138)
Physicians Realty Trust	(10,585)	(152,106)
RLJ Lodging Trust	(8,319)	(164,799)
Sabra Health Care REIT, Inc.	(8,672)	(146,383)
Uniti Group, Inc.	(13,330)	(204,616)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,264,707)		(1,863,302)
Total Securities Sold Short (Proceeds $29,843,679)		$(29,098,816)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$168,041,120	$-	$-	$168,041,120
Real Estate Investment Trusts	3,635,543	-	-	3,635,543
Investments Purchased with Proceeds from Securities Lending	1,194,512	-	-	1,194,512
Short-Term Investments	42,942	-	-	42,942
Total Assets	$172,914,117	$-	$-	$172,914,117

Liabilities:
Securities Sold Short
Common Stocks*	$(55,129,115)	$-	$-	$(55,129,115)
Real Estate Investment Trusts	(1,799,438)	-	-	(1,799,438)
Total Securities Sold Short	$(56,928,553)	$-	$-	$(56,928,553)
Total Liabilities	$(56,928,553)	$-	$-	$(56,928,553)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$27,900,627	$-	$-	$27,900,627
Real Estate Investment Trusts	1,374,115	-	-	1,374,115
Investments Purchased with Proceeds from Securities Lending	200,876	-	-	200,876
Short-Term Investments	273,777	-	-	273,777
Total Assets	$29,749,395	$-	$-	$29,749,395

Liabilities:
Securities Sold Short
Common Stocks*	$(20,158,853)	$-	$-	$(20,158,853)
Real Estate Investment Trusts	(1,776,484)	-	-	(1,776,484)
Total Securities Sold Short	$(21,935,337)	$-	$-	$(21,935,337)
Total Liabilities	$(21,935,337)	$-	$-	$(21,935,337)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$88,007,825	$-	$-	$88,007,825
Real Estate Investment Trusts	4,441,050	-	-	4,441,050
Investments Purchased with Proceeds from Securities Lending	2,232,434	-	-	2,232,434
Short-Term Investments	218,757	-	-	218,757
Total Assets	$94,900,066	$-	$-	$94,900,066

Liabilities:
Securities Sold Short
Common Stocks*	$(27,235,514)	$-	$-	$(27,235,514)
Real Estate Investment Trusts	(1,863,302)	-	-	(1,863,302)
Total Securities Sold Short	$(29,098,816)	$-	$-	$(29,098,816)
Total Liabilities	$(29,098,816)	$-	$-	$(29,098,816)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended February 28, 2018 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2018, there were no transfers between levels for the Funds. It is the Funds' policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Trust for Professional Managers

By (Signature and Title)     /s/ John Buckel
John Buckel, President

Date         4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John Buckel
John Buckel, President

Date:             4/25/18

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:             4/25/18

* Print the name and title of each signing officer under his or her signature.